UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Cedar Ridge Unconstrained Credit Fund
(Investor Class:  CRUPX)
(Institutional Class:  CRUMX)

SEMI-ANNUAL REPORT
May 31, 2014

Cedar Ridge Unconstrained Credit Fund
a series of the Investment Managers Series Trust II

Table of Contents

Shareholder letter	1
Schedule of Investments	5
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	26
Expense Example	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the Cedar Ridge Unconstrained Credit Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.cedarridgepartners.com

45 EAST PUTNAM AVENUE, SUITE 124 GREENWICH, CT 06830 203. 422-0080 203. 422-0768 (fax)

Cedar Ridge Unconstrained Credit Fund

Letter to Shareholders

July 14, 2014

Dear Shareholders:

Welcome to our inaugural Semi-annual update through and including May 31, 2014 for Cedar Ridge Unconstrained Credit Fund.  The Fund’s investment objective is to seek capital appreciation and income. The Fund aims to achieve this total return objective through the active management of a portfolio whose primary holdings will consist of credit-related instruments available in the US marketplace, including Municipal Bonds, High-Yield and High-Grade Corporate Bonds and Preferred Securities. The Fund employs a “credit long/short” investment strategy, attempting to locate undervalued securities to fulfill its long positions, and likewise implement short positions in fully valued or overpriced securities.

We have been managing “Unconstrained Credit” strategies in Private Funds, Separate Accounts, as well as Registered 40-Act Funds, for over 10 years, and we are pleased to offer this new Fund to the market place.  It is important to emphasize that in managing our fund offerings, we do not subscribe to managing “index funds”.  Our investment approach is highly focused on fundamental and technical research and analysis across the fixed income markets to seek total returns.   We remain committed to the proposition that fixed income should be a core component of every investor’s portfolio and strongly affirm our goal:

“To apply our expertise and experience to deliver meaningful total returns for our investors through intelligent and active fixed income management.”

Fund Performance

General market conditions in our core fixed-income credit markets were favorable, with interest rates declining and credit spreads mostly tighter.  Interest rates on 10- and 30-year U.S. Treasuries declined by 40 and 57 basis points respectively.  In addition, AAA-MMD rates for 10- and 30- year municipal bonds declined by 56 and 90 basis points respectively.   Finally, corporate bond credit markets also improved, demonstrated by CDS indices for Investment Grade (IG) and High Yield (HY) markets tightening by 8 and 32 basis points respectively over the period. (Source: Bloomberg Markets).

Many market forecasters were surprised by this decline in interest rates, as we started the year with a market consensus that interest rates would rise because the U.S. economy was improving and the Federal Reserve had begun “tapering” its Quantitative Easing program.   Our outlook at the beginning of the year was for less robust economic conditions and a more benign interest rate outlook.  Thus, we were comfortable holding longer dated securities and carrying fewer hedges.  This positioning proved favorable, as the Fund benefited from declining rates, a flatter yield curve, and tighter credit spreads.

The Fund performance is off to a good start with returns of 10.46% and 10.35% for the Institutional and Investor shares respectively.  By comparison the Barclays Aggregate Bond Index returned 3.74%.  Top contributors to the returns came from long positions in corporate bonds (3.33%) and municipal holdings in Tobacco Settlements (2.67%), General Municipal (1.65%), Development (1.13%) and Water (1.09%).  Top contributors by regional allocation came from California (1.92%), Puerto Rico (1.18%), New York (1.05%) and Pennsylvania (0.90%).  Short positions and hedges overall constituted a drag on performance of approximately -1.76% over the period.

The Fund ended the period with $29.6 mm in AUM.  The period ending portfolio was comprised of Long positions in municipal bonds (94%) and corporate bonds and preferreds (30%) and short positions in U.S. Treasuries (30%) and corporate bonds (10%).  The top 5 Long sectors were General Municipal, Development, Tobacco Settlements, Transportation, and Financials.

Special mention should be made of Puerto Rico and its impact on our core markets.  The Commonwealth of Puerto Rico ended 2013 under stress to implement a plan to improve the economic performance of its economy and its credit metrics.  The Commonwealth successfully issued $3.5b during the week of March 14, 2014, which provided it with much needed capital as well as the market with much sought after confidence that a recovery plan was sound and implementation was underway.  As a result, bonds issued by various Puerto Rico issuers staged a strong recovery rally during the period, as did other securities in the high yield municipal market.  Subsequently, in late June, new legislation was passed and signed into law that has caused market participants to reconsider the outlook for Puerto Rico, and its securities have underperformed, in some cases significantly.  While the legislation is targeted to certain specific issuers, the market has reacted negatively across most Puerto Rican credits, and some other sectors of the high yield municipal market has demonstrated weakness as well.  We are monitoring these conditions closely and expect to modify exposures accordingly.

Quoted performance is historical and does not guarantee future results. Current performance may be lower or higher. Call 855-550-5090 for the most recent month-end returns. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Quoted performance is cumulative total return and does not reflect a 1% fee applied to shares redeemed within 30 days of purchase. Returns would have been lower without an expense limitation agreement in effect.

In addition, we have observed some improvement in economic indicators in recent months, and some market observers have begun to modify their projections regarding the possible timing of future rate hikes by the Federal Reserve.  Shareholders should expect that we are reviewing portfolio hedge ratios and that we will set up portfolio hedging to reflect our outlook as the rates markets respond to any such potential changes. We are retaining a fair amount of caution about the markets, inflationary expectations and the economy generally, and will expect to monitor the fixed income markets for any signs of “inflection points” that could cause us to modify our view on rates or spreads.

Recent Market Changes

The credit markets have undergone significant changes over the past several years, and in response, we have enhanced our investment capabilities, trading strategies and risk management accordingly.

Reduction of Bank Trading in Post Dodd-Frank Environment.  Regulatory changes in the post Dodd-Frank environment have reduced trading capabilities throughout fixed income, and notably in both the municipal and corporate bond markets.  By making revisions to risk-capital requirements and risk-weighting of specific asset classes, new regulations now limit the ability of banks to make markets.  Traders and salespersons have increased focus on simply matching buyers and sellers and as a result dealer bids are often weaker and dealer inventories are lighter than in the past.  The chart below illustrates the dramatic reduction in dealer risk-taking over the past several years.

Source: ICI, NY Fed, Bloomberg, Haver Analytics, Citi Research

New Market Participants.  It is important to emphasize that the above mutual fund flow statistics only tell a partial story, as it is also key to note the increasing importance of crossover buyers in the municipal market.  Only anecdotal evidence is available because flows by cross over buyers are not able to be tracked directly.  That said, numerous credit hedge funds and other cross over buyers traditionally focused on the taxable markets have awakened to the opportunities in the tax-exempt world with particular focus on sectors including Tobacco Settlement Bonds, Commonwealth of Puerto Rico, City of Detroit, Jefferson County, Alabama Sewer and other specific credits.  We carefully track the different motivations and strategies of this new class of buyers and adjust our positions accordingly to be able to sell in to this new source of demand or alternatively, buy from a weak seller at the right price and time.  Given the overall reduced liquidity in the market, it is critical that we closely monitor the activity of these new players.  Changes in bid level and activity can provide a clear signal when a cross over buyer is entering or exiting a trade in a particular segment of the market.

Conclusion

Cedar Ridge would like to thank UMB and MFAC for working with us to bring this new Fund into existence.  We have been managing “unconstrained credit” for over 10 years and we are pleased to offer our expertise in partnership with them directly to you, our public mutual fund shareholders.  As always, please reach out to us by call or email if you have any questions/comments.

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 27.0%
	COMMUNICATIONS – 4.4%
$500,000	Clear Channel Communications, Inc. 10.750%, 8/1/20161, 2	$505,000
250,000	Time, Inc. 5.750%, 4/15/20221, 2, 3	250,000
500,000	Verizon Communications, Inc. 5.150%, 9/15/20232	562,874
		1,317,874
	CONSUMER DISCRETIONARY – 7.3%
500,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties 8.000%, 10/1/20201, 2, 3	516,875
500,000	Gap, Inc. 5.950%, 4/12/20211, 2	577,122
500,000	General Motors Co. 6.250%, 10/2/20432, 3	568,125
500,000	Signet UK Finance PLC (United Kingdom) 4.700%, 6/15/20241, 2, 4	504,062
		2,166,184
	FINANCIALS – 7.6%
500,000	Ally Financial, Inc. 8.000%, 11/1/20312	624,375
679,000	American Capital Ltd. 6.500%, 9/15/20181, 2, 3	729,925
500,000	MBIA Insurance Corp. 11.588%, 1/15/20331, 2, 3, 5	391,250
500,000	SquareTwo Financial Corp. 11.625%, 4/1/20171, 2	495,000
		2,240,550
	MATERIALS – 4.3%
500,000	Barrick Gold Corp. (Canada) 4.100%, 5/1/20232, 4	487,328
550,000	Barrick International Barbados Corp. (Barbados) 6.350%, 10/15/20362, 3, 4	568,897
200,000	Kinross Gold Corp. (Canada) 5.950%, 3/15/20241, 2, 3, 4	205,293
		1,261,518
	TECHNOLOGY – 1.7%
500,000	Pitney Bowes, Inc. 4.625%, 3/15/20241, 2	517,046

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES – 1.7%
$500,000	GenOn Americas Generation LLC 8.500%, 10/1/20212	$516,250

	TOTAL CORPORATE BONDS (Cost $7,925,029)	8,019,422

	MUNICIPAL BONDS – 84.4%
	AIRPORT – 4.5%
500,000	City of Houston TX Airport System Revenue 5.000%, 7/1/20291	505,905
700,000	Metropolitan Washington Airports Authority 5.000%, 10/1/20531, 2	730,807
100,000	New Jersey Economic Development Authority 5.250%, 9/15/20291, 2	103,249
		1,339,961
	BUILD AMERICA BONDS – 3.2%
500,000	Metropolitan Washington Airports Authority 7.462%, 10/1/20462	675,760
500,000	Puerto Rico Electric Power Authority 6.125%, 7/1/20401, 2	281,250
		957,010
	DEVELOPMENT – 14.5%
200,000	Allegheny County Industrial Development Authority 6.750%, 11/1/20241, 2	219,370
500,000	Indiana Finance Authority 5.000%, 7/1/20481, 2	513,190
500,000	Kentucky Economic Development Finance Authority 6.375%, 6/1/20401, 2	558,960
500,000	Louisiana Local Government Environmental Facilities & Community Development Authority 6.500%, 11/1/20351, 2	576,125
500,000	New Jersey Economic Development Authority 5.375%, 1/1/20431, 2	533,710
	New York City Industrial Development Agency
600,000	5.125%, 5/15/20301, 2	600,006
500,000	7.750%, 8/1/2031*1, 2, 5	552,160
500,000	New York Liberty Development Corp. 5.250%, 10/1/20352	584,330
150,000	Virginia Small Business Financing Authority 5.250%, 1/1/20321, 2	159,315
		4,297,166

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	FACILITIES – 4.2%
$700,000	Puerto Rico Public Buildings Authority 5.500%, 7/1/20171, 2, 5	$721,084
500,000	Territory of Guam 7.000%, 11/15/20391, 2	540,725
		1,261,809
	GENERAL – 14.5%
225,000	Central Plains Energy Project 5.000%, 9/1/20421, 2	234,866
200,000	Iowa Finance Authority 5.500%, 12/1/20221, 2	209,210
500,000	Puerto Rico Infrastructure Financing Authority 5.500%, 7/1/20232	480,985
150,000	Puerto Rico Public Finance Corp. 5.500%, 8/1/20311, 2	90,888
	Puerto Rico Sales Tax Financing Corp.
250,000	5.500%, 8/1/20281, 2	218,662
100,000	5.000%, 8/1/20401, 2	86,170
700,000	5.250%, 8/1/20411, 2	540,155
500,000	Salt Verde Financial Corp. 5.000%, 12/1/20322	557,935
75,000	State of Wisconsin 5.750%, 5/1/20331, 2	87,398
400,000	Tennessee Energy Acquisition Corp. 5.250%, 9/1/20262	461,852
500,000	Territory of Guam 5.125%, 1/1/20421, 2	514,680
500,000	Texas Municipal Gas Acquisition & Supply Corp. I 6.250%, 12/15/20262	611,125
200,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/20321, 2	208,456
		4,302,382
	GENERAL OBLIGATION – 2.6%
	Commonwealth of Puerto Rico
550,000	8.000%, 7/1/20351, 2	489,726
400,000	5.000%, 7/1/20411, 2	275,664
		765,390
	HIGHER EDUCATION – 1.7%
500,000	New York State Dormitory Authority 5.000%, 5/1/20381, 2	507,880

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	MEDICAL – 7.8%
$400,000	Dauphin County General Authority 5.000%, 6/1/20421, 2	$414,520
500,000	Louisiana Public Facilities Authority 5.250%, 5/15/20381, 2	522,010
200,000	Maryland Health & Higher Educational Facilities Authority 5.000%, 8/15/20381, 2	215,732
	Philadelphia Hospitals & Higher Education Facilities Authority
100,000	6.250%, 7/1/20231, 2	105,911
100,000	5.500%, 7/1/20261, 2	103,244
400,000	Royal Oak Hospital Finance Authority 5.000%, 9/1/20391, 2	429,648
500,000	Sullivan County Health Educational & Housing Facilities Board 5.250%, 9/1/20361, 2	519,665
		2,310,730
	POLLUTION – 2.5%
700,000	Delaware State Economic Development Authority 5.375%, 10/1/20451, 2	738,465

	POWER – 1.1%
500,000	Puerto Rico Electric Power Authority 1.272%, 7/1/20182, 5	330,220

	TOBACCO SETTLEMENT – 13.4%
	Buckeye Tobacco Settlement Financing Authority
600,000	5.875%, 6/1/20301, 2	504,144
200,000	6.000%, 6/1/20421, 2	167,928
	California County Tobacco Securitization Agency
400,000	5.450%, 6/1/2028*1, 2	374,648
1,400,000	0.000%, 6/1/2046*1, 2	109,228
300,000	Erie Tobacco Asset Securitization Corp. 6.000%, 6/1/20281, 2	280,344
	Golden State Tobacco Securitization Corp.
500,000	4.500%, 6/1/2027*1, 2	454,445
250,000	5.125%, 6/1/2047*1, 2	192,548
400,000	Northern Tobacco Securitization Corp. 5.000%, 6/1/20461, 2	301,196
700,000	Tobacco Settlement Financing 5.000%, 6/1/20411, 2	548,037
	Tobacco Settlement Financing Corp.
500,000	4.500%, 6/1/20231, 2	498,170
610,000	4.625%, 6/1/20261, 2	541,405
		3,972,093

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
	TRANSPORTATION – 10.1%
$500,000	County of Osceola FL 5.375%, 10/1/20471, 2	$511,700
600,000	Foothill-Eastern Transportation Corridor Agency 5.750%, 1/15/20461, 2	674,424
500,000	Kentucky Public Transportation Infrastructure Authority 5.750%, 7/1/20491, 2	551,610
	Texas Private Activity Bond Surface Transportation Corp.
500,000	7.000%, 12/31/20381, 2	618,830
530,000	6.750%, 6/30/20431, 2	638,910
		2,995,474
	WATER – 4.3%
500,000	City of Houston TX Utility System Revenue 3.828%, 5/15/20282	526,260
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
500,000	5.000%, 7/1/20172	438,145
375,000	5.000%, 7/1/20192	309,967
		1,274,372
	TOTAL MUNICIPAL BONDS (Cost $24,427,869)	25,052,952

Number of Shares

	PREFERRED STOCKS – 1.7%
	FINANCIALS – 1.7%
20,000	American Homes 4 Rent 5.500%, 12/31/20491, 2	500,000

	TOTAL PREFERRED STOCKS (Cost $500,000)	500,000

	SHORT-TERM INVESTMENTS – 12.1%
3,580,781	Federated Prime Obligations Fund, 0.01%6	3,580,781

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,580,781)	3,580,781

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

	TOTAL INVESTMENTS – 125.2% (Cost $36,433,679)	37,153,155
	Liabilities in Excess of other assets – (25.2)%	(7,488,123)

	TOTAL NET ASSETS – 100.0%	$29,665,032

Principal Amount		Value

	SECURITIES SOLD SHORT – (36.4)%
	CORPORATE BONDS – (8.9)%
	COMMUNICATIONS – (1.7)%
	AT&T, Inc.
$(100,000)	3.000%, 2/15/2022	$(99,811)
(400,000)	3.900%, 3/11/20241	(415,235)
		(515,046)
	CONSUMER DISCRETIONARY – (2.6)%
(500,000)	Ford Motor Co. 4.750%, 1/15/2043	(507,610)
(250,000)	Yum! Brands, Inc. 3.875%, 11/1/20231	(255,968)
		(763,578)
	CONSUMER STAPLES – (1.0)%
(300,000)	Clorox Co. 3.050%, 9/15/20221	(297,664)

	FINANCIALS – (0.3)%
(100,000)	Citigroup, Inc. 3.875%, 10/25/2023	(101,715)

	HEALTH CARE – (0.9)%
(250,000)	CHS/Community Health Systems, Inc. 6.875%, 2/1/20221, 3	(263,125)

	INDUSTRIALS – (0.8)%
(250,000)	Caterpillar, Inc. 3.803%, 8/15/2042	(231,613)

	MATERIALS – (0.8)%
(250,000)	EI du Pont de Nemours & Co. 2.800%, 2/15/2023	(244,740)

	TECHNOLOGY – (0.8)%
(250,000)	Apple, Inc. 2.400%, 5/3/2023	(237,638)

	TOTAL CORPORATE BONDS (Proceeds $2,542,790)	(2,655,119)

Cedar Ridge Unconstrained Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	U.S. TREASURY SECURITIES – (27.5)%
	United States Treasury Note
$(500,000)	0.625%, 11/15/2016	$(500,781)
(2,300,000)	0.625%, 4/30/2018	(2,251,843)
(1,000,000)	1.500%, 1/31/2019	(1,002,891)
(3,000,000)	1.750%, 10/31/2020	(2,969,298)
(1,500,000)	1.750%, 5/15/2023	(1,425,937)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $8,015,534)	(8,150,750)

	TOTAL SECURITIES SOLD SHORT (Proceeds $10,558,324)	$(10,805,869)

PLC – Public Limited Company

*	Non-income producing security.
1	Callable.
2	All or a portion of this security is segregated as collateral for securities sold short.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	Foreign security denominated in U.S. Dollars.
5	Variable, floating, or step rate security.
6	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
SUMMARY OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	7.6%
Consumer Discretionary	7.3%
Communications	4.4%
Materials	4.3%
Technology	1.7%
Utilities	1.7%
Total Corporate Bonds	27.0%
Municipal Bonds
General	14.5%
Development	14.5%
Tobacco Settlement	13.4%
Transportation	10.1%
Medical	7.8%
Airport	4.5%
Water	4.3%
Facilities	4.2%
Build America Bonds	3.2%
General Obligation	2.6%
Pollution	2.5%
Higher Education	1.7%
Power	1.1%
Total Municipal Bonds	84.4%
Preferred Stocks
Financials	1.7%
Total Preferred Stocks	1.7%
Short-Term Investments	12.1%
Total Investments	125.2%
Liabilities in Excess of other assets	(25.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $36,433,679)	$37,153,155
Segregated cash at Broker	3,281,669
Receivables:
Fund shares sold	70,750
Dividends and interest	517,170
Prepaid expenses	23,489
Prepaid offering costs	19,576
Total assets	41,065,809

Liabilities:
Securities sold short, at value (proceeds $10,558,324)	10,805,869
Payables:
Investment securities purchased	496,088
Advisory fees	1,204
Shareholder servicing fees (Note 7)	1,922
Distribution fees - Investor Class (Note 8)	957
Interest on securities sold short	52,894
Fund accounting fees	11,571
Transfer agent fees and expenses	8,549
Auditing fees	7,684
Fund administration fees	5,469
Trustees' fees and expenses	2,795
Chief Compliance Officer fees	1,657
Custody fees	343
Accrued other expenses	3,775
Total liabilities	11,400,777

Net Assets	$29,665,032

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of May 31, 2014 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$28,958,994
Accumulated net investment income	125,530
Accumulated net realized gain on investments and securities sold short	108,577
Net unrealized appreciation (depreciation) on:
Investments	719,476
Securities sold short	(247,545)
Net Assets	$29,665,032

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$4,897,705
Shares of beneficial interest issued and outstanding	444,694
Offering and redemption price per share	11.01

Institutional Class Shares:
Net assets applicable to shares outstanding	$24,767,327
Shares of beneficial interest issued and outstanding	2,248,263
Offering and redemption price per share	$11.02

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENT OF OPERATIONS
For the Period December 12, 2013* through May 31, 2014 (Unaudited)

Investment Income:
Interest	$308,672
Total investment income	308,672

Expenses:
Advisory fees	49,254
Interest on securities sold short	41,985
Interest expense	32,929
Transfer agent fees and expenses	27,934
Fund accounting fees	25,413
Administration fees	23,965
Offering costs	17,108
Registration fees	16,728
Auditing fees	7,684
Shareholder servicing fees (Note 7)	4,829
Legal fees	4,658
Chief Compliance Officer fees	4,425
Custody fees	3,823
Trustees' fees and expenses	2,795
Distribution fees - Investor Class (Note 8)	2,545
Shareholder reporting fees	2,207
Miscellaneous	1,920
Insurance fees	699
Total expenses	270,901
Advisory fees waived	(49,254)
Other expenses absorbed	(75,725)
Net expenses	145,922
Net investment income	162,750

Realized and Unrealized Gain on Investments and Securities Sold Short
Net realized gain on investments	108,577
Net change in unrealized appreciation/depreciation on:
Investments	719,476
Securities sold short	(247,545)
Net change in unrealized appreciation/depreciation	471,931
Net realized and unrealized gain on investments and securities sold short	580,508

Net Increase in Net Assets from Operations	$743,258

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 12, 2013*
through
May 31, 2014
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$162,750
Net realized gain on investments and securities sold short	108,577
Net change in unrealized appreciation/depreciation on investments and securities sold short	471,931
Net increase in net assets resulting from operations	743,258

Distributions to Shareholders:
From net investment income:
Investor Class	(9,216)
Institutional Class	(28,004)
Total distributions to shareholders	(37,220)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	4,837,224
Institutional Class	24,591,326
Reinvestment of distributions:
Investor Class	9,216
Institutional Class	28,004
Cost of shares redeemed:
Investor Class	(77,397)
Institutional Class	(429,379)
Net increase in net assets from capital transactions	28,958,994

Total increase in net assets	29,665,032

Net Assets:
Beginning of period	−
End of period	$29,665,032

Accumulated net investment income	$125,530

Capital Share Transactions:
Shares sold:
Investor Class	450,973
Institutional Class	2,285,294
Shares reinvested:
Investor Class	861
Institutional Class	2,620
Shares redeemed:
Investor Class	(7,140)
Institutional Class	(39,651)

Net increase in capital share transactions	2,692,957

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
STATEMENT OF CASH FLOWS
For the Period December 12, 2013* through May 31, 2014 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations		$743,258
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments		(36,926,163)
Sales of long-term portfolio investments		4,180,311
Proceeds from securities sold short		10,548,690
Purchase of short-term investments, net		(3,580,781)
Increase in cash deposited with broker for securities sold short		(3,281,669)
Increase in dividends and interest receivable		(517,170)
Increase in prepaid expenses		(23,489)
Increase in prepaid offering costs		(19,576)
Increase in investment securities purchased		496,088
Increase in advisory fees		1,204
Increase in interest on securities sold short		52,894
Increase in accrued expenses		44,722
Net amortization on investments		11,165
Net realized gain		(108,577)
Net change in unrealized appreciation/depreciation		(471,931)
Net cash used for operating activities		(28,851,024)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold		29,357,800
Cost of shares redeemed		(506,776)
Dividends paid to shareholders, net of reinvestments		−
Net cash provided by financing activities		28,851,024

Net increase (decrease) in cash		−

Cash:
Beginning of period		−
End of period	$	−

Non cash financing activities not included herein consist of $37,220 of reinvested dividends.
*	Commencement of operations.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 12, 2013*
	through
	May 31, 2014
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.16
Net realized and unrealized gain on
investments	0.87
Total from investment operations	1.03
Less Distributions:
From net investment income	(0.02)

Net asset value, end of period	$11.01

Total return	10.35%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,898

Ratio of expenses before fees waived including interest expense and interest on
securities sold short to average net assets	5.70%	3
Ratio of expenses after fees waived including interest expense and interest on
securities sold short to average net assets	3.16%	3
Ratio of expenses after fees waived excluding interest expense and interest on
securities sold short to average net assets	1.64%	3
Ratio of net investment income after fees waived including interest expense and
interest on securities sold short to average net assets	3.11%	3
Portfolio turnover rate	24%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 12, 2013*
	through
	May 31, 2014
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.17
Net realized and unrealized gain on
investments	0.88
Total from investment operations	1.05
Less Distributions:
From net investment income	(0.03)

Net asset value, end of period	$11.02

Total return	10.46%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,767

Ratio of expenses before fees waived including interest expense and interest on
securities sold short to average net assets	5.45%	3
Ratio of expenses after fees waived including interest expense and interest on
securities sold short to average net assets	2.91%	3
Ratio of expenses after fees waived excluding interest expense and interest on
securities sold short to average net assets	1.39%	3
Ratio of net investment income after fees waived including interest expense and
interest on securities sold short to average net assets	3.36%	3
Portfolio turnover rate	24%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2014 (Unaudited)

Note 1 – Organization
Cedar Ridge Unconstrained Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation and income.  The Fund commenced investment operations on December 12, 2013, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

(c) Municipal Bonds
Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities).  Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities.  They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses.  Municipal bonds may be general obligation bonds or revenue bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources.  They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.  Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities.  Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions for the Fund and the Trading Entities are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $36,652, which are being amortized over a one-year period from December 12, 2013 (commencement of operations).

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period December 12, 2013 (commencement of operations) through ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Cedar Ridge Partners, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.64% of the average daily net assets of Investor Class shares of the Fund and 1.39% of the average daily net assets of Institutional Class shares of the Fund.  This agreement is in effect until March 31, 2015, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the period December 12, 2013 (commencement of operations) through May 31, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $124,979.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2014, the amount of these potentially recoverable expenses was $124,979.  The Advisor may recapture all or a portion of this amount no later than November 30, 2017.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, N.A. serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period December 12, 2013 (commencement of operations) through May 31, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period December 12, 2013 (commencement of operations) through May 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$36,433,679

Gross unrealized appreciation	$859,013
Gross unrealized depreciation	(139,537)
Net unrealized appreciation on investments	$719,476

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase.  For the period December 12, 2013 (commencement of operations) through May 31, 2014, the Fund received $0 in redemption fees.

Note 6 – Investment Transactions
For the period December 12, 2013 (commencement of operations) through May 31, 2014, purchases and sales of investments, excluding short-term investments, were $36,926,163 and $4,180,311, respectively.  Proceeds from securities sold short and cover short securities were $10,548,690 and $0, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period December 12, 2013 (commencement of operations) through May 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares.

For the period December 12, 2013 (commencement of operations) through May 31, 2014, distribution fees incurred with respect to Investor Class shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Cedar Ridge Unconstrained Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds**	$-	$8,019,422	$-	$8,019,422
Municipal Bonds**	-	25,052,952	-	25,052,952
Preferred Stocks**	500,000	-	-	500,000
Short-Term Investments	3,580,781	-	-	3,580,781
Total Assets	$4,080,781	$33,072,374	$-	$37,153,155
Liabilities
Securities Sold Short
Corporate Bonds**	$-	$2,655,119	$-	$2,655,119
U.S. Treasury Securities	-	8,150,750	-	8,150,750
Total Liabilities	$-	$10,805,869	$-	$10,805,869

*	The Fund did not hold any Level 3 securities at period end.
**
All corporate and municipal bonds held in the Fund are Level 2 securities and all preferred stocks held in the Fund are Level 1 securities.  For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Cedar Ridge Unconstrained Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on December 3, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Cedar Ridge Partners, LLC (the “Investment Advisor”) with respect to the Cedar Ridge Unconstrained Credit Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; performance information of the Forward Credit Analysis Long/Short Fund (the “Forward Fund”), a mutual fund for which Cedar Ridge serves as sub-advisor and that Cedar Ridge manages using similar investment strategies as those of the Fund; and reports comparing the proposed advisory fee and the estimated total expenses of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its nontraditional bond fund universe (the “Expense Universe”).  The Board also considered information provided by representatives of the Investment Advisor at a prior in-person presentation.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board considered the performance of the Forward Fund, and observed that the Forward Fund had outperformed the average returns of funds in the Morningstar nontraditional bond universe in 2009, 2011 and 2012, although the Forward Fund’s returns in 2010 were below the universe average by 127 basis points.  The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Cedar Ridge Unconstrained Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisor) were 27.5 basis points and 35 basis points higher than the median advisory fees of funds in the Peer Group and the Expense Universe, respectively. The Board noted, however, that the Investment Advisor anticipated waiving a significant portion of its advisory fee with respect to the Fund in the first year of the Fund’s operations.  The Board also noted that Morningstar’s nontraditional bond fund universe includes funds with various types of investment strategies, and that the most relevant peer funds for purposes of comparison to the Fund’s fees and expenses were the Forward Fund, as well as other funds managed using strategies also used by private investment funds.  The Board noted that the Fund’s proposed annual advisory fee rate was 50 basis points lower than the advisory fee of the Forward Fund and equal to the sub-advisory fee charged by the Investment Advisor with respect to the Forward Fund; and that the Fund’s proposed advisory fee was lower than the advisory fee of the Altegris Fixed Income Long Short Fund (the “Altegris Fund”), a fund in the peer group that was also managed using a private investment fund strategy.  The Board also noted that the Investment Advisor also manages a private investment fund using an investment credit long/short strategy similar to that of the proposed Fund, and that the private fund pays the Investment Advisor a higher asset-based investment advisory fee than that of the Fund, in addition to a performance-based fee.  In considering the estimated total expenses to be paid by the Fund, the Board observed that the Fund’s total expense ratio (net of fee waivers) was higher than the Peer Group median by 47 basis points and the Expense Universe median by 49 basis points.  The Board noted, however, that the Fund’s estimated assets for its first year of operations were significantly lower than the average net asset sizes of most of the funds in the Peer Group and the Expense Universe.  The Board also noted that the Fund’s net total expense ratio was lower than the net total expense ratios of the Forward Fund and the Altegris Fund.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $50 million, and noted that the Investment Advisor anticipated waiving a portion of its advisory fee during that year.  The Board determined that the estimated profitability was reasonable.  The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

Cedar Ridge Unconstrained Credit Fund
EXPENSE EXAMPLE
For the Periods Ended May 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Investor Class shares; and (2) ongoing costs, including management fees; distribution fees (Investor Class shares only) and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/12/13* to 5/31/14.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/13 to 5/31/14

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	12/12/13*	5/31/14	12/12/13* – 5/31/14
Investor Class	$1,000.00	$1,103.50	$15.58
Institutional Class	1,000.00	1,104.60	14.35
Hypothetical (5% annual return before expenses)^	12/1/13	5/31/14	12/1/13 – 5/31/14
Investor Class	$1,000.00	$1,009.17	$15.83
Institutional Class	1,000.00	1,010.42	14.59

*	Commencement of operations.

Cedar Ridge Unconstrained Credit Fund
EXPENSE EXAMPLE
For the Periods Ended May 31, 2014 (Unaudited)

**
Expenses are equal to the Fund’s annualized expense ratios of 3.16% and 2.91% for Investor Class and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 171/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 3.16% and 2.91% for Investor Class and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Cedar Ridge Unconstrained Credit Fund
a series of the Investment Managers Series Trust II

Investment Advisor
Cedar Ridge Partners, LLC
45 East Putnam Avenue, Suite 124
Greenwich, Connecticut 06830

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Cedar Ridge Unconstrained Credit Fund - Investor Class	CRUPX	461 41T 208
Cedar Ridge Unconstrained Credit Fund - Institutional Class	CRUMX	461 41T 109

Privacy Principles of the Cedar Ridge Unconstrained Credit Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Cedar Ridge Unconstrained Credit Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (855) 550-5090 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (855) 550-5090 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (855) 550-5090.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Cedar Ridge Unconstrained Credit Fund
P.O. Box 2175
Milwaukee, WI 53201
(855) 550-5090

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	8/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/8/2014